Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Suppliers	$ 21,767,276	$ 368,345,849	$ 282,245,250
Accounts and accrued expenses payable	$ 4,943,078	83,646,764	81,808,426
Leases		41,848,333	51,131,575		$ 59,351,649
Debt		1,577,509,797	1,853,421,785	$ 1,984,689
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Suppliers		368,345,849	282,245,250
Accounts and accrued expenses payable		83,646,764	81,808,426
Leases		41,848,333	51,131,575
Debt		1,794,470,357	2,091,463,996
Total		2,288,311,303	2,506,649,247
Total
Disclosure of detailed information about financial instruments [line items]
Suppliers		368,345,849	282,245,250
Accounts and accrued expenses payable		83,646,764	81,808,426
Leases		62,292,263	81,286,911
Debt		2,872,712,452	3,424,324,431
Total		3,386,997,328	3,869,665,018
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Suppliers		368,345,849	282,245,250
Accounts and accrued expenses payable		83,646,764	81,808,426
Leases		9,869,758	12,675,801
Debt		550,583,179	589,247,128
Total		1,012,445,550	965,976,605
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Leases		6,994,150	9,520,188
Debt		206,633,907	364,516,602
Total		213,628,057	374,036,790
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Leases		6,078,204	7,597,880
Debt		256,300,963	180,784,946
Total		262,379,167	188,382,826
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Leases		6,033,850	6,872,446
Debt		192,796,139	248,156,834
Total		198,829,989	255,029,280
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Leases		5,235,062	6,326,035
Debt		145,605,972	213,073,284
Total		150,841,034	219,399,319
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Leases		28,081,239	38,294,561
Debt		1,520,792,292	1,828,545,637
Total		$ 1,548,873,531	$ 1,866,840,198